Retirement benefit plans - Obligations included in the balance sheet (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Disclosure of net defined benefit liability (asset) [line items]
Plan assets	€ (1,064)	€ (2,555)	€ (1,789)
Deficit/surplus	(1,064)	169	387
Reclassification - Belgian contribution plans	1,064
Liability included in the balance sheet	2,693	3,582	3,520	€ 2,865
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Reclassification - Belgian contribution plans	1,064
Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation		2,724	2,175
Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	€ 2,693	€ 3,412	€ 3,133